Commitments - Other commitments and guarantees (Details) $ in Thousands					12 Months Ended
	Jul. 01, 2018 item	Sep. 27, 2017 item	Oct. 11, 2016	Dec. 31, 2014 item	Dec. 31, 2015 item	Dec. 31, 2014 item	Dec. 31, 2018 USD ($)
MSL
Commitments
Number of vessels acquired | item					2	6
Keppel Shipyard Limited
Commitments
Threshold period after which if LLI has not been utilized in a vessel conversion for items will be charged at a percentage of the original cost, in years			3 years
LLI cost, expressed as a percentage of original cost			110.00%
LLI discounted purchase price, expressed as a percentage of the original cost			85.00%
GasLog LNG Services Ltd.
Commitments
Number of existing maintenance agreements related to vessels | item				7
GasLog LNG Services Ltd. | Wartsila
Commitments
Number of maintenance agreements related to carriers | item		8
Number of maintenance agreements related to vessels, renewed | item		4
Number of service agreements related to carriers, additional | item	7	4
GasLog LNG Services Ltd. | Third Parties | Maximum
Commitments
Bank guarantee amount							$ 500
GasLog LNG Services Ltd. | Greek Ministry Of Finance
Commitments
Bank guarantee amount							10
Enhancement of operational performance | GasLog LNG Services Ltd.
Commitments
Capital commitment							2,280
Enhancement of operational performance | GasLog LNG Services Ltd. | Not later than one year
Commitments
Capital commitment							2,280
Purchase of depot spares | MSL
Commitments
Capital commitment							8,000
Depot spares purchased and paid							660
Engineering in relation to FSRU conversion | Keppel Shipyard Limited
Commitments
Capital commitment							1,894
Engineering in relation to FSRU conversion | Keppel Shipyard Limited | Not later than one year
Commitments
Capital commitment							$ 1,894